Consolidated Statements of Income (JPY ¥) In Millions, except Per Share data	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Consolidated Statements of Income
Revenues	¥ 933,685	¥ 930,644	¥ 1,107,482
Cost of revenues	678,653	681,374	810,226
Selling, general, and administrative expenses	165,407	179,352	193,426
Other operating expenses	3,514	216	1,015
Operating income	86,111	69,702	102,815
Other income (expenses):
Interest and dividend income	3,429	3,381	4,822
Interest expense	(1,632)	(2,127)	(2,664)
Gain (loss) on sales of securities-net	4,845	1,821	(116)
Gain on nonmonetary exchange of securities	2,774
Valuation loss on other investments	(1,758)	(143)	(8,618)
Foreign exchange gain (loss)-net	(1,640)	2,894	(11,525)
Other-net	(829)	(2,045)	(1,455)
Other income (expenses), net	5,189	3,781	(19,556)
Income before income taxes and equity in net income of affiliated companies	91,300	73,483	83,259
Income taxes:
Current	27,137	28,540	23,637
Deferred	3,547	(2,563)	5,109
Total income taxes	30,684	25,977	28,746
Equity in net income of affiliated companies	492	402	222
Net income	61,108	47,908	54,735
Less: Net income attributable to noncontrolling interests	6,286	5,582	6,671
Net income attributable to Kubota Corporation	¥ 54,822	¥ 42,326	¥ 48,064
Net income attributable to Kubota Corporation per common share:
Basic	¥ 43.11	¥ 33.28	¥ 37.68